CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (36,211,000)	$ (14,205,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,016,000	1,230,000
Stock-based compensation	5,180,000	375,000
Bad debt expense/(change in reserve)	64,000	(43,000)
Change in fair value of warrants and derivative instruments	4,193,000	786,000
Amortization of debt discount	423,000	0
Noncash operating lease expense	779,000	0
Changes in assets and liabilities:
Receivables, net	(136,000)	(3,106,000)
Inventories	(1,638,000)	(460,000)
Prepaid expenses and other current assets	(7,085,000)	(394,000)
Unbilled receivables	(2,153,000)	0
Operating lease liabilities	(768,000)	0
Prepaid expenses, noncurrent	(10,702,000)	0
Deferred contract costs	19,428,000	0
Other long-term assets	82,000	0
Accounts payable	(12,396,000)	4,072,000
Accrued expenses	4,208,000	2,274,000
Deferred Revenue	(116,000)	4,951,000
Other liabilities	(520,000)	(1,738,000)
Net cash used in operating activities	(36,352,000)	(6,258,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(599,000)	(420,000)
Forward purchase payments	(474,000)	0
Forward purchase receipts	2,340,000	0
Net cash used in investing activities	1,267,000	(420,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on finance lease obligations	(18,000)	(19,000)
Proceeds from warrants exercise	11,000	68,000
Repayments from borrowings	0	(938,000)
Net cash provided by financing activities	(7,000)	(889,000)
Total change in cash, cash equivalents and restricted cash	(35,092,000)	(7,567,000)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD	107,794,955	30,043,046
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	72,703,000	22,476,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for taxes	3,000	2,000
Cash paid for interest	1,093,000	117,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares issued related to equity consideration of acquisition	3,000,000	0
Cash and cash equivalents at end of period	69,935,000	22,476,000
Restricted cash at end of period	2,768,000	0
Cash, cash equivalents and restricted cash at end of period	$ 72,703,000	$ 22,476,000